S000000003 [Member] Investment Objectives and Goals - SA Franklin Core Fixed Income Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: SA FRANKLIN CORE FIXED INCOME PORTFOLIO
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Portfolio’s investment goal is to maximize total return consistent with prudent risk.